Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, tax	$ (21)	$ (11)	$ 30
Unrealized gain (loss) on cash flow hedges, tax	265	(19)	20
Unrealized gain (loss) on marketable securities, tax	(2)	0	10
Defined benefit pension and postretirement plans, tax	$ 219	$ 284	$ 144